Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Interbank Market Debt (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 174,862	R$ 134,670
Financial credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 65,433	37,928
Financial credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	4.94%
Financial credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	17.68%
Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	12.22%
Interbank market funds	R$ 7,635	9,546
Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 21,204	18,013
Agribusiness credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	4.56%
Agribusiness credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	15.00%
Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 4,320	1,227
Guaranteed real state notes [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	96.00%
Guaranteed real state notes [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	99.50%
Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 64,622	50,050
Import and export financing [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
Import and export financing [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	9.60%
On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 11,648	17,906
On-lending - domestic [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
On-lending - domestic [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	19.79%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 110,017	73,176
Current [member] | Financial credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	20,829	9,139
Current [member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	6,194	6,465
Current [member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	14,543	9,586
Current [member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	60,530	42,685
Current [member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	7,921	5,301
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	64,845	61,494
Non-current [member] | Financial credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	44,604	28,789
Non-current [member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	1,441	3,081
Non-current [member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	6,661	8,427
Non-current [member] | Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	4,320	1,227
Non-current [member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	4,092	7,365
Non-current [member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 3,727	R$ 12,605